Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Time charters with favorable terms
Time charters with favorable terms	December 31, 2018	December 31, 2017
Acquisition cost	$71,535	$71,535
Accumulated amortization	(46,185)	(13,039)

Time charters with favorable terms net book value	$ 25,350	$58,496

Amortization expense
Description	Within one year	Year Two	Total
Time charters with favorable terms	19,061	6,289	25,350

Total amortization	19,061	6,289	25,350